Goodwill and Other Intangible Assets 1 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 28, 2014	Sep. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012	Oct. 28, 2013	Jun. 29, 2014	Dec. 29, 2013	Dec. 28, 2014	Jun. 08, 2013
Changes in the carrying amount of goodwill
Purchase accounting adjustments	$ 25	$ 275
Goodwill, accumulated impairment loss				121		85
Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss				55		55
Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss				39		3
Latin America [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss				17		17
RIMEA [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss				11		11
H.J. Heinz Holding Corporation [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance												15,292
Goodwill, Ending Balance			15,290									15,292
Predecessor [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			3,079	3,185
Disposals				(2)
Impairment loss			0	(36)		0
Goodwill allocated to discontinued operations				(5)
Translation adjustments			(23)	(63)
Goodwill, Ending Balance			3,056	3,079		3,185
Impairment loss on indefinite-lived trademarks and other intangibles			0	0	0	0	0
Predecessor [Member] | North America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			1,359	1,365
Disposals				(1)
Impairment loss				0
Goodwill allocated to discontinued operations				0
Translation adjustments			(1)	(5)
Goodwill, Ending Balance			1,358	1,359
Predecessor [Member] | Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			1,088	1,126
Disposals				0
Impairment loss				0
Goodwill allocated to discontinued operations				0
Translation adjustments			11	(38)
Goodwill, Ending Balance			1,099	1,088
Predecessor [Member] | Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			360	395
Disposals				0
Impairment loss				(36)				(36)
Goodwill allocated to discontinued operations				(5)
Translation adjustments			(17)	6
Goodwill, Ending Balance			343	360
Predecessor [Member] | Latin America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			248	272
Disposals				0
Impairment loss				0
Goodwill allocated to discontinued operations				0
Translation adjustments			(15)	(24)
Goodwill, Ending Balance			233	248
Predecessor [Member] | RIMEA [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance			24	27
Disposals				(1)
Impairment loss				0
Goodwill allocated to discontinued operations				0
Translation adjustments			(1)	(2)
Goodwill, Ending Balance			23	24
Successor [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		15,070								0	15,070
Impairment loss										0	0
2013 Merger (see Note 4)										15,537
Translation adjustments										54	(386)
Purchase accounting adjustments										(521)	275
Goodwill, Ending Balance	14,959									15,070	14,959
Impairment loss on indefinite-lived trademarks and other intangibles	160								62	0	221
Successor [Member] | North American Consumer Products [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		9,854								0	9,854
2013 Merger (see Note 4)										10,085
Translation adjustments										(52)	(93)
Purchase accounting adjustments										(179)	341
Goodwill, Ending Balance	10,102									9,854	10,102
Successor [Member] | Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		3,705								0	3,705
2013 Merger (see Note 4)										3,620
Translation adjustments										191	(219)
Purchase accounting adjustments										(106)	(32)
Goodwill, Ending Balance	3,454									3,705	3,454
Successor [Member] | Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		1,027								0	1,027
2013 Merger (see Note 4)										1,329
Translation adjustments										(55)	(40)
Purchase accounting adjustments										(247)	47
Goodwill, Ending Balance	1,034									1,027	1,034
Successor [Member] | U.S. Foodservice [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		210								0	210
2013 Merger (see Note 4)										240
Translation adjustments										(15)	(28)
Purchase accounting adjustments										(15)	15
Goodwill, Ending Balance	197									210	197
Successor [Member] | Rest of World [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance		274								0	274
2013 Merger (see Note 4)										263
Translation adjustments										(15)	(6)
Purchase accounting adjustments										26	(96)
Goodwill, Ending Balance	$ 172									$ 274	$ 172